Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

The Company operates in both U.S. and Canadian tax jurisdictions. Its income is subject to varying rates of tax and losses incurred in one jurisdiction cannot be used to offset income taxes payable in another.  A reconciliation of the combined Canadian federal and provincial income tax rate with the Company’s effective tax rate is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Domestic (loss)/gain	(1,771)	294
Foreign loss	(1,018)	(952)
Loss before income taxes	(2,789)	(658)

Expected statutory rate (recovery)	26.50%	26.50%
Expected provision for (recovery of) income tax	(739)	(174)
Permanent differences	156	(301)
Change in valuation allowance	583	(1,297)
Effect of foreign exchange rate differences	-	-
Effect of non-capital losses expired	-	1,318
Tax credits and other adjustments	1	450
Effect of tax rate changes and other	-1	4
Provision for income taxes	$-	$-

The Canadian statutory come tax rate of 26.0 percent is comprised of federal income tax at approximately 15.0 percent and provincial income tax at approximately 11.0 percent.

The primary temporary differences which gave rise to future income taxes (recovery) at December 31, 2016 and December 31, 2015 were as follows:

	December 31,	December 31,
	2016	2015
Future tax assets:
SR&ED expenditures	2,195	2,195
Income tax loss carryforwards	19,098	18,509
Non-refundable investment tax credits	1,263	1,263
Share issue costs	4	10
Accrued expenses	-	-
Fixed and intangible assets	1,032	1,032
Harmonization credit	-	-
	23,592	23,010
Less: valuation allowance	(23,592)	(23,010)
Net future tax assets	$-	$-

There are no current income taxes owed, nor are any income taxes expected to be owed in the near term. At December 31, 2016 the Company has unclaimed Scientific Research and Experimental Development ("SR&ED") expenditures, income tax loss carry-forwards and non-refundable investment tax credits. The unclaimed amounts and their expiry dates are as listed below:

		Province/
	Federal	State
SR&ED expenditures (no expiry)	$8,283	$-
Income tax loss carryforwards (expiry date):
2021	26	-
2022	233	-
2023	133	-
2024	1,536	1,455
2025	4,795	4,768
2026	20,562	12,945
2027	8,340	10,866
2028	10,840	10,550
2029	8,502	3,915
2030	2,608	3,243
2031	3,378	3,675
2032	3,491	1,754
2033	1,788	1,781
2034	1,812	1,684
2035	1,803	2,150
2036	2,222	1,013

Investment tax credits (expiry date):
2018	10
2019	8
2020	96
2021	55
2022	548
2023	399
2024	178
2025	199
2026	86
2027	90
2028	50
2029	-
2030	-